Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 9,124	$ 9,524		$ 8,463
Deduct share of results of associates	295	299	[1]	248	[1]
Deduct exceptional share of results of associates	(35)	(1,143)
Profit before tax and before share of results of associates	8,864	10,369		8,215
Adjustments to the tax basis
Government incentives	(756)	(713)		(543)
Non-deductible/(non-taxable) mark-to-market on derivatives	325	(606)		48
Other expenses not deductible for tax purposes	1,632	1,590		1,979
Other non-taxable income	(647)	(576)		(476)
Adjusted tax basis	$ 9,417	$ 10,065		$ 9,223
Aggregate weighted nominal tax rate	27.40%	26.70%		26.70%
Tax at aggregated nominal tax rate	$ (2,583)	$ (2,691)		$ (2,463)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)		(284)
(Underprovided)/overprovided in prior years	(95)	157		159
Deductions from interest on equity	781	790		469
Deductions from goodwill and other tax deductions	491	473		226
Change in tax rate	2	48		(147)
Withholding taxes	(559)	(436)		(485)
Other tax adjustments	(105)	(140)		175
Total tax expense	$ (2,234)	$ (1,928)	[1]	$ (2,350)	[1]
Effective tax rate	25.20%	18.60%		28.60%

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.